UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05655

DWS Municipal Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 02/28/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2011 (Unaudited)

DWS Municipal Income Trust
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 119.3%
Alabama 2.2%
Camden, AL, Industrial Development Board Revenue, Series B, AMT, Prerefunded, 6.375%, 12/1/2024	1,000,000	1,146,390
Huntsville, AL, Water & Sewer Revenue, AMT, 5.75%, 10/1/2011, INS: NATL	8,560,000	8,595,438

		9,741,828
Arizona 0.5%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	885,140
5.5%, 12/1/2029	1,400,000	1,318,674

		2,203,814
California 23.8%
California, ABAG Finance Authority for Non-Profit Corporations, Multi-Family Housing Revenue, Crossing Apartments, Series A, AMT, 0.25% *, 12/15/2037, INS: Fannie Mae, LIQ: Fannie Mae	2,000,000	2,000,000
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F-1, 5.125%, 4/1/2039	5,000,000	4,833,650
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	3,500,000	3,520,195
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	3,180,000	3,505,918
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, 7.2%, 8/1/2039	5,000,000	5,365,200
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	5,575,744
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	11,730,000	13,250,560
California, State General Obligation:
5.5%, 3/1/2040	1,370,000	1,361,150
6.0%, 4/1/2038	10,000,000	10,338,900
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	2,000,000	2,054,020
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,566,925
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/1/2034	6,640,000	6,742,588
California, State Public Works Board, Lease Revenue, Department of General Services, Capital East End, Series A, 5.25%, 12/1/2020, INS: AMBAC	10,500,000	10,556,280
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,178,700
Corona-Norco, CA, Unified School District, Election of 2006, Series A, 5.0%, 8/1/2031, INS: AGMC	5,130,000	4,960,915
Kern, CA, High School District, Election of 2004, Series B, 5.0%, 8/1/2030, INS: AGMC	13,270,000	12,674,044
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	3,000,000	2,967,090
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series B, 5.0%, 5/15/2035	8,500,000	7,977,505
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027, INS: NATL	5,850,000	5,079,614

		106,508,998
Colorado 2.2%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024, INS: NATL	2,500,000	2,491,275
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	2,500,000	2,007,375
Colorado, Health Facilities Authority Revenue, Portercare Adventist Health System, Prerefunded, 6.5%, 11/15/2031	1,000,000	1,052,700
Colorado, Single Family Housing Revenue, Series B2, AMT, 7.25%, 10/1/2031	115,000	118,140
Denver, CO, Airport Revenue, Series A, AMT, 6.0%, 11/15/2014, INS: AMBAC	4,140,000	4,155,732

		9,825,222
Florida 10.9%
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	10,000,000	9,483,200
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	8,500,000	8,011,845
Series A-1, 5.375%, 10/1/2035	2,000,000	1,915,760
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.75%, 4/1/2028	3,000,000	3,077,550
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGC	3,000,000	2,865,660
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	5,290,000	5,184,623
5.75%, 10/1/2038	5,000,000	4,845,200
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	2,705,000	2,531,420
Series A, 5.0%, 7/1/2040	11,895,000	10,919,729

		48,834,987
Georgia 7.6%
Atlanta, GA, Airport Revenue, Series A, 5.0%, 1/1/2035	1,030,000	980,354
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2039	5,815,000	5,988,810
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.5%, 2/15/2045	2,135,000	1,983,821
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020	7,250,000	7,358,387
Series A, 5.5%, 9/15/2024	5,000,000	4,921,600
Series A, 5.5%, 9/15/2028	10,000,000	9,392,500
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	3,300,000	3,501,861

		34,127,333
Hawaii 1.6%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	4,200,000	3,922,716
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series D, AMT, 6.15%, 1/1/2020, INS: AMBAC	2,195,000	2,195,615
6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	1,000,000	986,760

		7,105,091
Idaho 1.0%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035, INS: AGMC	2,500,000	2,379,875
6.75%, 11/1/2037	2,135,000	2,286,265

		4,666,140
Illinois 7.1%
Chicago, IL, Airport Revenue, O'Hare International Airport, AMT, 5.5%, 1/1/2014, INS: AMBAC	10,000,000	10,079,600
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	2,500,000	2,351,275
Series D, 6.5%, 11/1/2038	1,000,000	1,057,340
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	3,000,000	2,583,120
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	3,873,576
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	5,750,000	5,402,125
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	3,000,000	3,015,420
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	3,000,000	2,574,570
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 6.0%, 6/1/2028	915,000	897,569

		31,834,595
Indiana 1.6%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	1,745,000	1,851,131
Indiana, Hospital & Healthcare Revenue, Health Facilities Authority, Prerefunded, 5.5%, 11/1/2031	5,000,000	5,218,450

		7,069,581
Kentucky 2.4%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, 6.5%, 10/1/2020	1,210,000	1,224,097
Series A, 6.625%, 10/1/2028	865,000	870,527
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042, INS: AGC	4,000,000	4,076,280
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	5,000,000	4,475,800

		10,646,704
Louisiana 1.1%
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	2,804,760
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	2,315,000	2,140,565

		4,945,325
Maryland 0.6%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	1,100,000	1,198,571
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,500,000	1,421,385

		2,619,956
Massachusetts 2.8%
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, Series A, AMT, 5.875%, 9/1/2023, INS: NATL	5,000,000	4,416,400
Massachusetts, State Development Finance Agency Revenue, Babson College, Series A, 0.23% *, 10/1/2032, LOC: Citizens Bank	3,020,000	3,020,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project, 5.25%, 7/1/2038	1,885,000	1,581,195
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	3,570,000	3,489,175

		12,506,770
Michigan 2.4%
Chippewa County, MI, Hospital & Healthcare Revenue, Chippewa County War Memorial, Series B, 5.625%, 11/1/2014	860,000	857,583
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	2,495,000	2,383,873
Series I, 6.0%, 10/15/2038	1,000,000	1,038,940
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	5,000,000	4,674,100
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,800,000	2,014,272

		10,968,768
Minnesota 0.3%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,140,000	1,228,475
Mississippi 0.4%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,586,412
Nevada 2.1%
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	9,336,000
New Jersey 3.6%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,090,000	939,983
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	5,000,000	6,147,350
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,221,094
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., 5.75%, 6/1/2032	1,515,000	1,587,296
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 6.0%, 12/15/2038	1,955,000	2,087,588
Series A, Prerefunded, 6.0%, 12/15/2038	1,045,000	1,308,497
New Jersey, State Turnpike Authority Revenue, Series E, 5.25%, 1/1/2040	1,750,000	1,744,715
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2041	1,700,000	1,022,244

		16,058,767
New York 5.5%
Bethlehem, NY, Industrial Development Agency Housing Revenue, 467 Delaware Avenue LLC Project, Series A, AMT, 0.32% *, 9/1/2033, LOC: Hudson River Bank & Trust Co.	1,445,000	1,445,000
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,500,000	1,635,750
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	15,500,000	16,629,175
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	3,750,000	3,809,662
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014, INS: AGMC	1,180,000	1,355,608

		24,875,195
North Carolina 0.9%
North Carolina, Electric Revenue, Municipal Power Agency, Series C, 5.375%, 1/1/2017	1,000,000	1,052,140
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	3,000,000	3,142,170

		4,194,310
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,320,806
Ohio 5.9%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	19,820,000	14,305,481
Cuyahoga County, OH, Housing Revenue, Euclid Avenue Housing Corp., Series A, 0.22% *, 8/1/2042, LOC: PNC Bank NA	2,000,000	2,000,000
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	1,500,000	1,592,595
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,012,200
Series B, 5.5%, 1/1/2039	3,500,000	3,508,540

		26,418,816
Pennsylvania 2.4%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,661,053
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	6,402,900
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	2,835,000	2,708,134

		10,772,087

Puerto Rico 4.1%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	3,200,000	2,961,344
Series A, 6.5%, 8/1/2044	15,000,000	15,630,300

		18,591,644
Rhode Island 0.5%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	2,000,000	2,106,700
South Carolina 2.4%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,481,715
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, Series C, Prerefunded, 7.0%, 8/1/2030	5,420,000	6,189,111
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	2,550,000	2,486,479
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	790,000	803,864

		10,961,169
Tennessee 3.5%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021	2,000,000	1,941,400
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	4,000,000	4,000,920
Memphis-Shelby County, TN, Airport Revenue, Series D, AMT, 6.25%, 3/1/2017, INS: AMBAC	565,000	566,492
Shelby County, TN, Health, Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care, Prerefunded, 6.5%, 9/1/2026	7,0000000	7,537,670
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	2,050,000	1,712,877

		15,759,359
Texas 14.5%
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	1,000,000	1,086,190
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,251,070
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017, INS: AGMC	3,300,000	3,306,171
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	3,500,000	3,441,410
Second Tier, Series F, 5.75%, 1/1/2038	6,500,000	6,127,290
First Tier, 6.0%, 1/1/2043	5,000,000	4,957,400
Texas, Dallas/Fort Worth International Airport Revenue:
Series A, 5.25%, 11/1/2038	4,000,000	3,852,880
Series A, AMT, 5.875%, 11/1/2016, INS: FGIC, NATL	6,500,000	6,683,690
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	2,000,000	2,007,180
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.752% **, 12/15/2017	9,015,000	8,094,659
Series B, 0.902% **, 12/15/2026	1,500,000	1,059,795
Series D, 6.25%, 12/15/2026	5,000,000	5,167,250
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	1,155,000	1,172,625
5.5%, 8/1/2025	7,250,000	7,212,590
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	1,600,000	1,574,336
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	6,129,500

		65,124,036
Virginia 0.3%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,508,178
Washington 2.2%
Seattle, WA, Special Assessment Revenue:
Series B, AMT, 5.5%, 9/1/2011, INS: NATL, LIQ: Safeco Insurance Company of America	1,085,000	1,088,179
Series B, AMT, 5.75%, 9/1/2013, INS: NATL, LIQ: Safeco Insurance Company of America	1,045,000	1,047,393
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	5,790,660
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, 6.75%, 11/15/2041 (a)	1,825,000	1,890,116

		9,816,348
Wisconsin 2.2%
Badge, WI, Tobacco Asset Securitization Corp., 6.125%, 6/1/2027	2,310,000	2,413,834
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	5,765,000	5,675,124
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,555,000	1,630,806

		9,719,764

Total Municipal Bonds and Notes (Cost $514,287,931)		534,983,178
Municipal Inverse Floating Rate Notes (b) 57.3%
California 4.5%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (c)	10,000,000	10,032,383
Trust: California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-5, 144A, 13.414%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, State General Obligation, 5.0%, 6/1/2023, INS: AGMC (c)	10,000,000	10,326,100
Trust: California, State General Obligation, Series 1932, 144A, 9.11%, 6/1/2023, Leverage Factor at purchase date: 2 to 1

		20,358,483
Florida 7.3%
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (c)	3,740,000	3,764,400
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (c)	3,915,000	3,940,542
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (c)	4,122,500	4,149,395
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (c)	4,317,500	4,345,667
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (c)	16,470,000	16,577,450
Trust: Miami-Dade County, FL, Transit Improvements, Series 2008-1160, 144A, 9.111%, 7/1/2023, Leverage Factor at purchase date: 2 to 1

		32,777,454
Massachusetts 5.3%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (c)	18,250,000	18,703,683
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2037 (c)	5,000,000	5,124,297
Trust: Massachusetts, State Pollution Control, Water Utility Improvements, Series 3159, 144A, 13.352%, 8/1/2032, Leverage Factor at purchase date: 3 to 1

		23,827,980
Nevada 6.5%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (c)	9,447,355	9,555,426
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (c)	9,919,723	10,033,197
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2030 (c)	9,627,878	9,738,014
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.353%, 6/1/2028, Leverage Factor at purchase date: 3 to 1

		29,326,637
New York 17.7%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (c)	13,500,000	14,156,775
Trust: New York, State Dormitory Authority Revenue, Series 2008-1189, 144A, 9.12%, 3/15/2026, Leverage Factor at purchase date: 2 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (c)	10,000,000	10,426,013
Trust: New York, State Dormitory Authority Revenue, Series 3160, 144A, 13.354%, 3/15/2026, Leverage Factor at purchase date: 3 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2024 (c)	10,000,000	10,592,300
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-3, 144A, 17.63%, 3/15/2024, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (c)	5,425,000	5,563,440
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 144A, 5.0%, 7/1/2027 (c)	8,080,000	8,286,193
Trust: New York, State Dormitory Authority Revenues, Series 3169, 144A, 13.351%, 7/1/2025, Leverage Factor at purchase date: 3 to 1
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2033 (c)	12,000,000	12,041,040
Trust: New York, Triborough Bridge & Tunnel Authority Revenues, Series 2008-1188, 144A, 9.12%, 11/15/2033, Leverage Factor at purchase date: 2 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (c)	17,560,000	18,188,297
Trust: New York City, NY, Series 2008-1190, 144A, 9.12%, 11/1/2027, Leverage Factor at purchase date: 2 to 1

		79,254,058
Pennsylvania 2.4%
Pennsylvania, State General Obligation, Second Series, 5.0%, 1/1/2025 (c)	10,000,000	10,683,900
Trust: Pennsylvania, State General Obligation, Public Transit Improvements, Series 2008-1146, 144A, 9.11%, 1/1/2025, Leverage Factor at purchase date: 2 to 1
Tennessee 7.4%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (c)	10,756,695	11,312,341
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.625%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (c)	10,200,000	10,814,142
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.63%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (c)	10,564,925	11,059,027
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.638%, 1/1/2028, Leverage Factor at purchase date: 4 to 1

		33,185,510
Texas 2.4%
Texas, State General Obligation, Transportation Commission Mobility Fund, 5.0%, 4/1/2025 (c)	10,000,000	10,688,200
Trust: Texas, State General Obligation, Series 2008-1147, 144A, 9.11%, 4/1/2025, Leverage Factor at purchase date: 2 to 1
Virginia 3.8%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (c)	8,190,000	8,708,787
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2028 (c)	7,630,000	8,113,315
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 11.117%, 10/1/2027, Leverage Factor at purchase date: 2.5 to 1

		16,822,102

Total Municipal Inverse Floating Rate Notes (Cost $255,187,248)		256,924,324

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $769,475,179) †	176.6	791,907,502
Other Assets and Liabilities, Net	(32.3)	(144,661,314)
Preferred Shares, at Redemption Value	(44.3)	(198,750,000)

Net Assets Applicable to Common Shareholders	100.0	448,496,188

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of February 28, 2011.

**
These securities are shown at their current rate as of February 28, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $767,854,417.  At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $24,053,085.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $34,499,040 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,445,955.

(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(c) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
LIQ: Liquidity Facility
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(d)	$—	$791,907,502	$—	$791,907,502
Total	$—	$791,907,502	$—	$791,907,502

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 18, 2011